Share-Based Compensation - Summary (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2020	Jul. 31, 2014	Oct. 31, 2012	Aug. 31, 2012
Share-Based Compensation
Cash settlement on vested share options and restricted shares		$ 823,226
Stock options
Share-Based Compensation
Stock option vested (in shares)		290,614,107
Restricted share units
Share-Based Compensation
Stock option vested (in shares)		37,740,804
Restricted share units , vested (in shares)		5,906,334
2012 Option Plan
Share-Based Compensation
Number of shares authorized			266,153,637	155,631,013	75,268,817
2018 Plan
Share-Based Compensation
Maximum number of shares issued (in percent)	2.00%
Number of years considered for annual increase	5 years